Mar. 15, 2021
Bogle Investment Management Small Cap Growth Fund

THE RBB FUND, INC. (the “Company”)

SGI Small Cap Growth Fund

(formerly known as the Bogle Investment Management Small Cap Growth Fund) (the “Fund”)

(Ticker: BOGIX)

____________________________________________________________________________

Supplement dated March 15, 2021

to the Prospectus dated December 31, 2020

____________________________________________________________________________

1.       Following the resignation of Bogle Investment Management, L.P., the Fund’s prior investment adviser (“Bogle”), the Board of Directors of the Company (the “Board”) unanimously voted to approve (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and Summit Global Investments, LLC (“SGI” or the “Adviser”), which is effective as of March 15, 2021, and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit, which will not become effective unless approved by shareholders of the Fund.

The Interim Advisory Agreement will remain effective until the earlier of 150 days from its effective date or the date upon which shareholders approve the New Advisory Agreement. A special meeting of the shareholders will be held on May 6, 2021 at which shareholders will be asked to consider and approve the New Advisory Agreement. In advance of the meeting, shareholders entitled to vote at the meeting will receive proxy materials providing more information about SGI and the New Advisory Agreement including, among other information, a form of the New Advisory Agreement.

2.       Effective as of March 15, 2021, the name of the Fund has been changed to the SGI Small Cap Growth Fund (the Fund was formerly known as the Bogle Investment Management Small Cap Growth Fund).

3.       All references to Bogle in the Prospectus are hereby deleted and replaced with Summit Global Investments, LLC. You may obtain further information about the Fund by calling (toll free) 1-855-744-8500, visiting www.sgiam.com, or writing to the Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

4.       The section entitled “Summary Section – Principal Risks” is amended by adding the following:

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s return may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

5.        The section entitled “Summary Section – Management of the Fund” is deleted and replaced with the following:

Investment Adviser

Summit Global Investments, LLC

Portfolio Managers

David L. Harden since March 2021.

Richard Thawley since March 2021.

Matthew Hanna since March 2021.

Aash Shah since March 2021.

6.        The section entitled “Management of the Fund” is deleted and replaced with the following:

Investment Adviser

The Adviser's principal address is 620 South Main Street, Bountiful, Utah 84010. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. The Adviser is 100% privately-owned, and was founded in 2010.

Pursuant to an interim investment advisory agreement with the Company, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for the Fund. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than 1.25%, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. If at any time the Fund’s Total Annual Fund Operating Expenses are less than 1.25% (excluding certain items), then the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made. This contractual limitation is in effect until December 31, 2021 and may not be terminated without the approval of the Board.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser will be available in the Fund’s annual report to shareholders dated August 31, 2021.

Portfolio Managers

David L. Harden is the Chief Executive Officer and Chief Investment Officer of SGI, and is jointly responsible for the day-to-day management of the Fund’s investment portfolio. Mr. Harden founded SGI in 2010, and has managed the firm’s SGI U.S. Large Cap Equity Fund and SGI U.S. Small Cap Equity Fund since their inception dates of February 29, 2012 and March 31, 2016, respectively. Mr. Harden has managed the firm’s SGI Global Equity Fund since January 1, 2017. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

Richard Thawley is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the Fund. Mr. Thawley also serves as portfolio manager for the SGI U.S. Small Cap Equity Fund’s portfolio. Mr. Thawley joined SGI in 2013 as an Investment Analyst. Mr. Thawley has a BS from Brigham Young University. From 2009 to 2010, Mr. Thawley worked as a marketing analyst at Aegon, N.V. From 2010 to 2011, he worked as an analyst at Provident Generation. From 2012 to 2013, Mr. Thawley worked at BYU Broadcasting as a research analyst.

Matthew Hanna is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the investment portfolio of the Fund. Mr. Hanna also serves as the portfolio manager to the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund. Mr. Hanna joined SGI in 2017 as a portfolio manager. Mr. Hanna focuses on all aspects of the investment process with a primary focus on quantitative investment management. Some of Mr. Hanna’s key responsibilities are factor research, optimization methodologies, asset allocation, and portfolio risk management. Mr. Hanna was previously employed at Raymond James for over 10 years in the Asset Management Services. Mr. Hanna’s role as an officer involved leading research on asset allocation, risk management, and global market analysis on over $35 billion. Mr. Hanna earned his Master of Science in Finance from the University of Tampa. He is a CFA Charterholder, Certified FRM, and CAIA Charterholder.

Aash Shah is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the Fund. Mr. Shah also serves as the portfolio manager of the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund. Mr. Shah joined SGI in 2017 as a portfolio manager. Mr. Shah has over 26 years of investment management experience including over 21 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining Summit. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Please keep this Supplement with your records.